Label	Element	Value
Document And Entity Information Elements	ck0001478168_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2012
Registrant Name	dei_EntityRegistrantName	Oppenheimer SteelPath MLP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001478168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 28, 2013
Prospectus Date	rr_ProspectusDate	Mar 28, 2013

SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Select 40 Fund
Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Select 40 Fund (the “Fund” or “Select 40 Fund”) is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership (“MLP”) asset class.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Select 40 Fund (USD $)	Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Select 40 Fund		Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Deferred Income Tax Expense	[1]	4.14%	3.88%	4.20%	4.18%
Other Expenses		0.19%	0.34%	0.18%	0.20%
Total Annual Fund Operating Expenses		5.28%	5.92%	5.08%	5.08%
Fee Limitation and/or Expense Reimbursement	[2]	(0.04%)	(0.19%)	(0.03%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		5.24%	5.73%	5.05%	5.03%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $64,332,049 and accrued $37,246,636 in net deferred tax expense primarily related to unrealized appreciation on investments.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares, and 0.85% for Class Y shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's deferred income tax expense is excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Select 40 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,068	2,058	3,043	5,480
Class C Shares	667	1,735	2,879	5,646
Class I Shares	505	1,520	2,533	5,058
Class Y Shares	503	1,518	2,531	5,057

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Select 40 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,068	2,058	3,043	5,480
Class C Shares	571	1,735	2,879	5,646
Class I Shares	505	1,520	2,533	5,058
Class Y Shares	503	1,518	2,531	5,057

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund invests in MLPs that primarily derive their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor manages the Fund to achieve investment returns that match or outperform the S&P 500® Index over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Advisor seeks to avoid riskier MLPs. The Advisor selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the MLPs, and considering other factors such as liquidity. The Advisor believes that its investment process and strategy provide a compelling balance of risk/reward for shareholders.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to represent a diversified exposure to MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of MLPs;

·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ, and Amex, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Select 40 Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 12/31/11): 8.68% Worst quarter (ended 9/30/11): (4.47)%
Average annual total returns (for periods ended December 31, 2012 (%))
Average Annual Total Returns SteelPath MLP Select 40 Fund	Label	1 year		Since Inception		Inception Date
Class A Shares	(Return before taxes only)	(3.03%)		6.24%		Mar 31, 2010
Class C Shares	(Return before taxes only)	1.30%		3.98%		Jul 14, 2011
Class I Shares	Return before taxes	3.10%		8.89%		Mar 31, 2010
Class I Shares After Taxes on Distributions	Return after taxes on distributions	3.10%		8.89%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	2.02%		7.63%
Class Y Shares	(Return before taxes only)	3.10%		8.89%		Mar 31, 2010
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%		9.79%	[1]
S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)			12.15%	[2]
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	[3]	8.98%	[3],[1]
Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)			12.86%	[3],[2]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%		15.82%	[1]
Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)			8.72%	[2]
[1]	From 3/31/10
[2]	From 6/30/11
[3]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Fund
Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Alpha Fund (the “Fund” or “Alpha Fund”) is to provide investors with a concentrated portfolio of energy infrastructure Master Limited Partnerships (“MLPs”) which the Advisor believes will provide substantial long-term capital appreciation through distribution growth and an attractive level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Alpha Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Alpha Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Deferred Income Tax Expense	[1]	5.55%	5.29%	5.60%
Other Expenses		0.23%	0.53%	0.19%
Total Annual Fund Operating Expenses		7.13%	7.92%	6.89%
Fee Limitation and/or Expense Reimbursement	[2]	(0.08%)	(0.38%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		7.05%	7.54%	6.85%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $67,004,892 and accrued $39,089,486 in net deferred tax expense primarily related to unrealized appreciation on investments.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's deferred income tax expense is excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Alpha Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,233	2,521	3,755	6,618
Class C Shares	838	2,243	3,656	6,843
Class I Shares	679	2,006	3,283	6,271

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Alpha Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,233	2,521	3,755	6,618
Class C Shares	744	2,243	3,656	6,843
Class I Shares	679	2,006	3,283	6,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in a concentrated portfolio of approximately twenty MLPs that primarily derive their revenue from businesses involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”). The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above- mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies.

This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund will accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk. The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;

·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;

·	Changes in the regulatory environment could adversely affect the profitability of MLPs;

·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk. Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk. The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Alpha Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 12/31/11): 8.26% Worst quarter (ended 9/30/11): (4.00)%
Average annual total returns (for periods ended December 31, 2012 (%))
Average Annual Total Returns SteelPath MLP Alpha Fund	Label	1 year		Since Inception		Inception Date
Class A Shares	(Return before taxes only)	(1.68%)		6.21%		Mar 31, 2010
Class C Shares	(Return before taxes only)	2.61%		9.10%		Aug 25, 2011
Class I Shares	Return before taxes	4.62%		8.82%		Mar 31, 2010
Class I Shares After Taxes on Distributions	Return after taxes on distributions	4.62%		8.82%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	3.01%		7.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%		9.79%	[1]
S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)			15.07%	[2]
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	[3]	8.98%	[3],[1]
Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)			8.87%	[3],[2]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%		15.82%	[1]
Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)			12.37%	[2]
[1]	From 3/31/10
[2]	From 8/31/11
[3]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Income Fund
Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Income Fund (the “Fund” or “Income Fund”) is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid energy Master Limited Partnerships (“MLPs”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 45 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Income Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Income Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Deferred Income Tax Expense	[1]	2.02%	1.78%	2.10%
Other Expenses		0.31%	0.42%	0.32%
Total Annual Fund Operating Expenses		3.53%	4.15%	3.37%
Fee Limitation and/or Expense Reimbursement	[2]	(0.16%)	(0.27%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		3.37%	3.88%	3.20%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $14,554,604 and accrued $8,257,173 in net deferred tax expense primarily related to unrealized appreciation on investment.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	895	1,581	2,288	4,147
Class C Shares	489	1,237	2,098	4,315
Class I Shares	323	1,020	1,741	3,647

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	895	1,581	2,288	4,147
Class C Shares	390	1,237	2,098	4,315
Class I Shares	323	1,020	1,741	3,647

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in larger, more liquid energy MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). While the Fund principally invests in larger, more liquid MLPs, it may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that produce the greatest potential for the Advisor to achieve a high level of inflation protected current income and modest capital appreciation over the long-term.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 36.7% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 1.7%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.27%	NAV price change of MLP Mutual Fund	1.27%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

•	Slowdowns in new construction and acquisitions can limit growth potential;
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cashflows;

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
•	Changes in the regulatory environment could adversely affect the profitability of MLPs;

•	Extreme weather and environmental hazards could impact the value of MLP securities;
•	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex, and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Income Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 12/31/11): 6.36% Worst quarter (ended 9/30/11): (6.17)%
Average annual total returns (for periods ended December 31, 2012 (%))
Average Annual Total Returns SteelPath MLP Income Fund	Label	1 year		Since Inception		Inception Date
Class A Shares	(Return before taxes only)	(4.92%)		3.77%		Mar 31, 2010
Class C Shares	(Return before taxes only)	0.74%		0.34%		Jun 10, 2011
Class I Shares	Return before taxes	1.19%		6.29%		Mar 31, 2010
Class I Shares After Taxes on Distributions	Return after taxes on distributions	0.93%		6.15%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	0.78%		5.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%		9.79%	[1]
S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)			18.23%	[2]
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	[3]	8.98%	[3],[1]
Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)			19.02%	[3],[2]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%		15.82%	[1]
Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)			8.99%	[2]
[1]	From 3/31/10
[2]	From 5/31/11
[3]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Investment Objectives/Goals
Oppenheimer SteelPath MLP Alpha Plus Fund (the “Fund” or “Alpha Plus Fund”) seeks to provide investors with capital appreciation and, as a secondary objective, current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Fund’s Share Classes starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Alpha Plus Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Alpha Plus Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Deferred Income Tax Expense	[1]	4.04%	4.16%	none
Interest Expense Related to Borrowings		0.60%	0.56%	0.36%
Other Expenses		6.92%	9.07%	23.21%
Total Annual Fund Operating Expenses		13.06%	16.04%	24.82%
Fee Limitation and/or Expense Reimbursement	[2]	(6.42%)	(8.57%)	(22.71%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		6.64%	7.47%	2.11%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $83,737 and accrued $49,602 in net deferred tax expense primarily related to unrealized appreciation on investments. However, for Class I there was a deferred tax benefit resulting from the timing differences of the class start dates. For Class I shares, if the deferred tax benefit was included, the Fund's Total Annual Operating Expenses would be 21.94% and Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement would be (0.77%).
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's interest expenses related to borrowings are excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Alpha Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,196	3,426	5,311	8,845
Class C Shares	832	3,531	5,741	9,454
Class I Shares	214	4,359	7,024	10,232

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Alpha Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,196	3,426	5,311	8,845
Class C Shares	738	3,531	5,741	9,454
Class I Shares	214	4,359	7,024	10,232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 30, 2011 (the date that the Fund commenced operations) through November 30, 2012, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of MLPs. The MLP securities that the Fund invests in are common units representing limited partnership interests of “Midstream MLPs,” which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund may invest in Midstream MLPs of all market capitalization ranges. In addition, the Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, the retail shares of actively-managed and index exchange-traded funds (“ETFs”), U.S. government securities, short-term fixed-income securities, money market instruments, overnight and short-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less and exchange traded notes (“ETNs”) as investments or to provide asset coverage for its borrowings. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund’s borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings.

The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk.  The use of leverage through borrowing may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the securities purchased and may exceed the Fund’s investment income.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances will be made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.2% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.2%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Fixed-Income Securities Risk.  Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The longer the duration of a fixed income security, the greater the credit and interest rate risk.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of MLPs;
·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a fund has purchased may reduce the fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  The use of leverage involves special risks and is speculative. Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposure.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex and the NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Securities Lending Risk.  Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart reflects the returns of the Fund’s Class I shares for the calendar year ended December 31, 2012. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Alpha Plus Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 9/30/12): 6.75% Worst quarter (ended 6/30/12): 2.59%
Average annual total returns (for periods ended December 31, 2012 (%))
Average Annual Total Returns SteelPath MLP Alpha Plus Fund	Label	1 year		Since Inception		Inception Date
Class I Shares	Return before taxes	3.87%		3.86%		Dec 30, 2011
Class I Shares After Taxes on Distributions	Return after taxes on distributions	3.87%		3.86%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	2.52%		3.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%		16.00%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	[1]	13.70%	[1]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%		4.78%
[1]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP and Infrastructure Debt Fund
Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Investment Objectives/Goals
Oppenheimer SteelPath MLP and Infrastructure Debt Fund (the “Fund” or “Infrastructure Debt Fund”) seeks to provide investors with current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Fund’s Share Classes” starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP and Infrastructure Debt Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP and Infrastructure Debt Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		12.80%	62.38%	66.02%
Total Annual Fund Operating Expenses		13.85%	64.18%	66.82%
Fee Limitation and/or Expense Reimbursement	[2]	(12.70%)	(62.28%)	(65.92%)	[1]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		1.15%	1.90%	0.90%	[1]
[1]	Restated to reflect current rates.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP and Infrastructure Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	3,162	5,220	8,967
Class C Shares	295	6,754	7,847	8,063
Class I Shares	92	6,773	7,701	7,864

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP and Infrastructure Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	3,162	5,220	8,967
Class C Shares	193	6,754	7,847	8,063
Class I Shares	92	6,773	7,701	7,864

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 30, 2011 (the date that the Fund commenced operations) through November 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of MLPs and energy infrastructure industry companies. The Fund will focus its investments in MLPs and energy infrastructure companies engaged in the: (i) gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream Companies”), (ii) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream Companies”), (iii) processing, treating, and refining of natural gas liquids and crude oil (“Downstream Companies”), and (iv) owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy Companies”). The Fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund will invest principally in debt securities issued by MLPs and energy infrastructure companies. The Fund’s debt investments may include high yield debt securities, commonly referred to as “junk bonds,” that are rated BB or lower by Standard & Poor’s Ratings Services (“S&P”) and/or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be below investment grade by the Advisor. The Fund’s debt investments also may include exchange traded notes (“ETNs”). In addition, the Fund may invest in U.S. government securities and short-term debt securities, including money market instruments, overnight and short-term repurchase agreements and cash and/or other cash equivalents with maturities of one year or less.

The Fund may invest in the common units of MLPs, and the common stock, preferred stock, warrants and convertible securities of energy infrastructure companies. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), make private equity and debt investments and invest in securities offered and sold pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933 (“1933 Act”), private investments in public equity (“PIPEs”), pay-in-kind securities and bonds that are in default. In addition, the Fund may invest in the secured debt and equity of private joint ventures with little or no operating history formed to build energy-related projects, called “greenfield projects.” The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities.

The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as limited liability companies (“LLCs”), which are treated in the same manner as MLPs for federal income tax purposes. The Fund also may invest in the debt and equity securities of MLP affiliates and companies owning MLP general partnership interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their common interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation.

The Fund may obtain leverage through borrowings in seeking a high level of income and investment returns, although the Fund currently does not intend to do so. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs and energy infrastructure companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk.  The use of leverage through borrowing may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

Credit Risk.  An issuer or guarantor of a debt security may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. If the Fund invests significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Duration Risk.  The Fund does not have a policy regarding the maturity or duration of any or all of its securities. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk.

Equity Securities Risk (Including MLPs).  The equity securities of MLPs and energy infrastructure companies, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of the common stock of energy infrastructure companies and the common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.

The Fund’s investments in equity securities may include the common units of MLPs and the common stock, preferred stock, warrants and securities convertible into common stocks of energy infrastructure companies and their affiliates and affiliates of MLPs. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Greenfield Projects Risk.  Greenfield projects are private joint ventures with limited or no operating history formed to construct energy-related projects. The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities ( see  “Pay-in-Kind Securities Risks”). An investment in a greenfield project entails substantial risk, including the risk that the project may not materialize due to, among other factors, financing constraints, the absence of a natural energy source, an inability to obtain the necessary governmental permits to build the project, and the failure of the technology necessary to generate the energy. The Fund’s investment could lose its value in the event of a failure of a greenfield project. Greenfield projects also may be illiquid.

High Yield Securities Risk.  Investing in high yield, non-investment grade bonds, including bonds in default, generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, high yield bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Industry Specific Risk.  The MLPs and energy infrastructure companies in which Fund invests are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure company or MLP to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of energy infrastructure companies and MLPs;

·	Extreme weather and environmental hazards could impact the value of energy infrastructure and MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for energy infrastructure and MLP securities.

Interest Rate Risk.  The Fund is subject to the risk that the market value of fixed income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities are also affected by their maturity. Fixed income securities with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  The use of leverage involves special risks and is speculative. Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposure.

Liquidity Risk.  Certain equity and debt securities of MLPs and energy infrastructure companies, greenfield projects, pay-in-kind securities, PIPEs and private equity and debt investments may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be difficult for the Fund to sell an investment in a greenfield project or other private equity or debt investment that issues pay-in-kind securities. As a result, an investment in a greenfield project or other private equity or debt investment may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to shareholders. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Affiliate Risk.  The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate. Securities of MLP I-Shares may trade at a market price below that of the affiliated MLP and may be less liquid than securities of their affiliated MLP.

MLP Risk.  Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Pay-In-Kind Securities Risk.  Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities. Pay-in-kind securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

PIPEs Risk.  PIPEs generally involve the purchase of stock at a discount to the current market value per share for the purpose of raising capital. In a PIPE transaction, a public company typically issues unregistered securities to investors at a discount to the price of the issuer’s common stock and commits to registering the securities with the SEC so they can be resold to the public, typically within 90 – 120 days. PIPEs involve the risks that the issuer will not register the securities, that the registration will negatively impact the market value of the securities and that there will not be an active market for the securities.

Private Equity and Debt Risk.  Private equity and debt investments may be subject to greater risks than investments in publicly traded companies. Little public information exists about many private companies and the Fund will rely on the Advisor to obtain adequate information to evaluate the potential risks and returns associated with an investment in these companies. If the Advisor is not able to obtain all material information, the Fund could lose some or all of its investment. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as RIC or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Restricted Securities Risk.  The Fund may purchase illiquid securities and restricted securities, which are not readily marketable and are not registered under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. Restricted securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

RIC Qualification Risk.  To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Securities Lending Risk.  Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart reflects the returns of the Fund’s Class I shares for the calendar year ended December 31, 2012. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP and Infrastructure Debt Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 12/31/12): 2.25% Worst quarter (ended 3/31/12): (1.30)%
Average annual total returns (for periods ended December 31, 2012 (%))
Average Annual Total Returns SteelPath MLP and Infrastructure Debt Fund	Label	1 year	Since Inception	Inception Date
Class I Shares	Return before taxes	2.87%	2.86%	Dec 30, 2011
Class I Shares After Taxes on Distributions	Return after taxes on distributions	2.49%	2.49%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	1.86%	2.22%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	16.00%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	13.70%
Barclays Investment Grade Natural Gas Pipelines Index (reflects no deduction for fees, expenses or taxes)	Barclays Investment Grade Natural Gas Pipelines Index (reflects no deduction for fees, expenses or taxes)	10.27%	10.27%

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Select 40 Fund
Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Select 40 Fund (the “Fund” or “Select 40 Fund”) is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership (“MLP”) asset class.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Select 40 Fund (USD $)	Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Select 40 Fund		Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Deferred Income Tax Expense	[1]	4.14%	3.88%	4.20%	4.18%
Other Expenses		0.19%	0.34%	0.18%	0.20%
Total Annual Fund Operating Expenses		5.28%	5.92%	5.08%	5.08%
Fee Limitation and/or Expense Reimbursement	[2]	(0.04%)	(0.19%)	(0.03%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		5.24%	5.73%	5.05%	5.03%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $64,332,049 and accrued $37,246,636 in net deferred tax expense primarily related to unrealized appreciation on investments.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares, and 0.85% for Class Y shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's deferred income tax expense is excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Select 40 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,068	2,058	3,043	5,480
Class C Shares	667	1,735	2,879	5,646
Class I Shares	505	1,520	2,533	5,058
Class Y Shares	503	1,518	2,531	5,057

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Select 40 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,068	2,058	3,043	5,480
Class C Shares	571	1,735	2,879	5,646
Class I Shares	505	1,520	2,533	5,058
Class Y Shares	503	1,518	2,531	5,057

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund invests in MLPs that primarily derive their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor manages the Fund to achieve investment returns that match or outperform the S&P 500® Index over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Advisor seeks to avoid riskier MLPs. The Advisor selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the MLPs, and considering other factors such as liquidity. The Advisor believes that its investment process and strategy provide a compelling balance of risk/reward for shareholders.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to represent a diversified exposure to MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of MLPs;

·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ, and Amex, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Select 40 Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 12/31/11): 8.68% Worst quarter (ended 9/30/11): (4.47)%
Average annual total returns (for periods ended December 31, 2012 (%))

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

Average Annual Total Returns SteelPath MLP Select 40 Fund	Label	1 year		Since Inception		Inception Date
Class A Shares	(Return before taxes only)	(3.03%)		6.24%		Mar 31, 2010
Class C Shares	(Return before taxes only)	1.30%		3.98%		Jul 14, 2011
Class I Shares	Return before taxes	3.10%		8.89%		Mar 31, 2010
Class I Shares After Taxes on Distributions	Return after taxes on distributions	3.10%		8.89%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	2.02%		7.63%
Class Y Shares	(Return before taxes only)	3.10%		8.89%		Mar 31, 2010
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%		9.79%	[1]
S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)			12.15%	[2]
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	[3]	8.98%	[3],[1]
Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)			12.86%	[3],[2]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%		15.82%	[1]
Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)			8.72%	[2]
[1]	From 3/31/10
[2]	From 6/30/11
[3]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Alpha Fund
Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Alpha Fund (the “Fund” or “Alpha Fund”) is to provide investors with a concentrated portfolio of energy infrastructure Master Limited Partnerships (“MLPs”) which the Advisor believes will provide substantial long-term capital appreciation through distribution growth and an attractive level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Alpha Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Alpha Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Deferred Income Tax Expense	[1]	5.55%	5.29%	5.60%
Other Expenses		0.23%	0.53%	0.19%
Total Annual Fund Operating Expenses		7.13%	7.92%	6.89%
Fee Limitation and/or Expense Reimbursement	[2]	(0.08%)	(0.38%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		7.05%	7.54%	6.85%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $67,004,892 and accrued $39,089,486 in net deferred tax expense primarily related to unrealized appreciation on investments.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's deferred income tax expense is excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Alpha Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,233	2,521	3,755	6,618
Class C Shares	838	2,243	3,656	6,843
Class I Shares	679	2,006	3,283	6,271

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Alpha Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,233	2,521	3,755	6,618
Class C Shares	744	2,243	3,656	6,843
Class I Shares	679	2,006	3,283	6,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in a concentrated portfolio of approximately twenty MLPs that primarily derive their revenue from businesses involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”). The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above- mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies.

This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund will accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk. The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;

·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;

·	Changes in the regulatory environment could adversely affect the profitability of MLPs;

·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk. Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk. The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Alpha Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 12/31/11): 8.26% Worst quarter (ended 9/30/11): (4.00)%
Average annual total returns (for periods ended December 31, 2012 (%))

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

Average Annual Total Returns SteelPath MLP Alpha Fund	Label	1 year		Since Inception		Inception Date
Class A Shares	(Return before taxes only)	(1.68%)		6.21%		Mar 31, 2010
Class C Shares	(Return before taxes only)	2.61%		9.10%		Aug 25, 2011
Class I Shares	Return before taxes	4.62%		8.82%		Mar 31, 2010
Class I Shares After Taxes on Distributions	Return after taxes on distributions	4.62%		8.82%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	3.01%		7.57%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%		9.79%	[1]
S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)			15.07%	[2]
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	[3]	8.98%	[3],[1]
Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)			8.87%	[3],[2]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%		15.82%	[1]
Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)			12.37%	[2]
[1]	From 3/31/10
[2]	From 8/31/11
[3]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Income Fund
Investment Objectives/Goals

The investment objective of Oppenheimer SteelPath MLP Income Fund (the “Fund” or “Income Fund”) is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid energy Master Limited Partnerships (“MLPs”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 45 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Income Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Income Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Deferred Income Tax Expense	[1]	2.02%	1.78%	2.10%
Other Expenses		0.31%	0.42%	0.32%
Total Annual Fund Operating Expenses		3.53%	4.15%	3.37%
Fee Limitation and/or Expense Reimbursement	[2]	(0.16%)	(0.27%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		3.37%	3.88%	3.20%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $14,554,604 and accrued $8,257,173 in net deferred tax expense primarily related to unrealized appreciation on investment.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	895	1,581	2,288	4,147
Class C Shares	489	1,237	2,098	4,315
Class I Shares	323	1,020	1,741	3,647

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	895	1,581	2,288	4,147
Class C Shares	390	1,237	2,098	4,315
Class I Shares	323	1,020	1,741	3,647

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in larger, more liquid energy MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). While the Fund principally invests in larger, more liquid MLPs, it may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that produce the greatest potential for the Advisor to achieve a high level of inflation protected current income and modest capital appreciation over the long-term.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 36.7% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 1.7%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.27%	NAV price change of MLP Mutual Fund	1.27%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

•	Slowdowns in new construction and acquisitions can limit growth potential;
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cashflows;

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
•	Changes in the regulatory environment could adversely affect the profitability of MLPs;

•	Extreme weather and environmental hazards could impact the value of MLP securities;
•	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex, and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Income Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 12/31/11): 6.36% Worst quarter (ended 9/30/11): (6.17)%
Average annual total returns (for periods ended December 31, 2012 (%))

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

Average Annual Total Returns SteelPath MLP Income Fund	Label	1 year		Since Inception		Inception Date
Class A Shares	(Return before taxes only)	(4.92%)		3.77%		Mar 31, 2010
Class C Shares	(Return before taxes only)	0.74%		0.34%		Jun 10, 2011
Class I Shares	Return before taxes	1.19%		6.29%		Mar 31, 2010
Class I Shares After Taxes on Distributions	Return after taxes on distributions	0.93%		6.15%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	0.78%		5.33%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%		9.79%	[1]
S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)			18.23%	[2]
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	[3]	8.98%	[3],[1]
Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)			19.02%	[3],[2]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%		15.82%	[1]
Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)			8.99%	[2]
[1]	From 3/31/10
[2]	From 5/31/11
[3]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Investment Objectives/Goals
Oppenheimer SteelPath MLP Alpha Plus Fund (the “Fund” or “Alpha Plus Fund”) seeks to provide investors with capital appreciation and, as a secondary objective, current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Fund’s Share Classes starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP Alpha Plus Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP Alpha Plus Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Deferred Income Tax Expense	[1]	4.04%	4.16%	none
Interest Expense Related to Borrowings		0.60%	0.56%	0.36%
Other Expenses		6.92%	9.07%	23.21%
Total Annual Fund Operating Expenses		13.06%	16.04%	24.82%
Fee Limitation and/or Expense Reimbursement	[2]	(6.42%)	(8.57%)	(22.71%)
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		6.64%	7.47%	2.11%
[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $83,737 and accrued $49,602 in net deferred tax expense primarily related to unrealized appreciation on investments. However, for Class I there was a deferred tax benefit resulting from the timing differences of the class start dates. For Class I shares, if the deferred tax benefit was included, the Fund's Total Annual Operating Expenses would be 21.94% and Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement would be (0.77%).
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's interest expenses related to borrowings are excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP Alpha Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,196	3,426	5,311	8,845
Class C Shares	832	3,531	5,741	9,454
Class I Shares	214	4,359	7,024	10,232

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP Alpha Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	1,196	3,426	5,311	8,845
Class C Shares	738	3,531	5,741	9,454
Class I Shares	214	4,359	7,024	10,232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 30, 2011 (the date that the Fund commenced operations) through November 30, 2012, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of MLPs. The MLP securities that the Fund invests in are common units representing limited partnership interests of “Midstream MLPs,” which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund may invest in Midstream MLPs of all market capitalization ranges. In addition, the Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, the retail shares of actively-managed and index exchange-traded funds (“ETFs”), U.S. government securities, short-term fixed-income securities, money market instruments, overnight and short-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less and exchange traded notes (“ETNs”) as investments or to provide asset coverage for its borrowings. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund’s borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings.

The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk.  The use of leverage through borrowing may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the securities purchased and may exceed the Fund’s investment income.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances will be made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.2% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.2%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Fixed-Income Securities Risk.  Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The longer the duration of a fixed income security, the greater the credit and interest rate risk.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of MLPs;
·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a fund has purchased may reduce the fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  The use of leverage involves special risks and is speculative. Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposure.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex and the NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Securities Lending Risk.  Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart reflects the returns of the Fund’s Class I shares for the calendar year ended December 31, 2012. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP Alpha Plus Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 9/30/12): 6.75% Worst quarter (ended 6/30/12): 2.59%
Average annual total returns (for periods ended December 31, 2012 (%))

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

Average Annual Total Returns SteelPath MLP Alpha Plus Fund	Label	1 year		Since Inception		Inception Date
Class I Shares	Return before taxes	3.87%		3.86%		Dec 30, 2011
Class I Shares After Taxes on Distributions	Return after taxes on distributions	3.87%		3.86%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	2.52%		3.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%		16.00%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	[1]	13.70%	[1]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	4.78%		4.78%
[1]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.

SteelPath MLP and Infrastructure Debt Fund
Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Investment Objectives/Goals
Oppenheimer SteelPath MLP and Infrastructure Debt Fund (the “Fund” or “Infrastructure Debt Fund”) seeks to provide investors with current income and, as a secondary objective, capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Fund’s Share Classes” starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SteelPath MLP and Infrastructure Debt Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	none	1.00%	none
Maximum Account Fee (Accounts With Less than $10,000)	24	24	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SteelPath MLP and Infrastructure Debt Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees	[1]	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		12.80%	62.38%	66.02%
Total Annual Fund Operating Expenses		13.85%	64.18%	66.82%
Fee Limitation and/or Expense Reimbursement	[2]	(12.70%)	(62.28%)	(65.92%)	[1]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement		1.15%	1.90%	0.90%	[1]
[1]	Restated to reflect current rates.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example SteelPath MLP and Infrastructure Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	3,162	5,220	8,967
Class C Shares	295	6,754	7,847	8,063
Class I Shares	92	6,773	7,701	7,864

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption SteelPath MLP and Infrastructure Debt Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	3,162	5,220	8,967
Class C Shares	193	6,754	7,847	8,063
Class I Shares	92	6,773	7,701	7,864

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 30, 2011 (the date that the Fund commenced operations) through November 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of MLPs and energy infrastructure industry companies. The Fund will focus its investments in MLPs and energy infrastructure companies engaged in the: (i) gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream Companies”), (ii) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream Companies”), (iii) processing, treating, and refining of natural gas liquids and crude oil (“Downstream Companies”), and (iv) owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy Companies”). The Fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund will invest principally in debt securities issued by MLPs and energy infrastructure companies. The Fund’s debt investments may include high yield debt securities, commonly referred to as “junk bonds,” that are rated BB or lower by Standard & Poor’s Ratings Services (“S&P”) and/or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be below investment grade by the Advisor. The Fund’s debt investments also may include exchange traded notes (“ETNs”). In addition, the Fund may invest in U.S. government securities and short-term debt securities, including money market instruments, overnight and short-term repurchase agreements and cash and/or other cash equivalents with maturities of one year or less.

The Fund may invest in the common units of MLPs, and the common stock, preferred stock, warrants and convertible securities of energy infrastructure companies. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), make private equity and debt investments and invest in securities offered and sold pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933 (“1933 Act”), private investments in public equity (“PIPEs”), pay-in-kind securities and bonds that are in default. In addition, the Fund may invest in the secured debt and equity of private joint ventures with little or no operating history formed to build energy-related projects, called “greenfield projects.” The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities.

The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as limited liability companies (“LLCs”), which are treated in the same manner as MLPs for federal income tax purposes. The Fund also may invest in the debt and equity securities of MLP affiliates and companies owning MLP general partnership interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their common interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation.

The Fund may obtain leverage through borrowings in seeking a high level of income and investment returns, although the Fund currently does not intend to do so. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs and energy infrastructure companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk.  The use of leverage through borrowing may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

Credit Risk.  An issuer or guarantor of a debt security may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. If the Fund invests significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Duration Risk.  The Fund does not have a policy regarding the maturity or duration of any or all of its securities. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk.

Equity Securities Risk (Including MLPs).  The equity securities of MLPs and energy infrastructure companies, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of the common stock of energy infrastructure companies and the common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.

The Fund’s investments in equity securities may include the common units of MLPs and the common stock, preferred stock, warrants and securities convertible into common stocks of energy infrastructure companies and their affiliates and affiliates of MLPs. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Greenfield Projects Risk.  Greenfield projects are private joint ventures with limited or no operating history formed to construct energy-related projects. The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities ( see  “Pay-in-Kind Securities Risks”). An investment in a greenfield project entails substantial risk, including the risk that the project may not materialize due to, among other factors, financing constraints, the absence of a natural energy source, an inability to obtain the necessary governmental permits to build the project, and the failure of the technology necessary to generate the energy. The Fund’s investment could lose its value in the event of a failure of a greenfield project. Greenfield projects also may be illiquid.

High Yield Securities Risk.  Investing in high yield, non-investment grade bonds, including bonds in default, generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, high yield bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Industry Specific Risk.  The MLPs and energy infrastructure companies in which Fund invests are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure company or MLP to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of energy infrastructure companies and MLPs;

·	Extreme weather and environmental hazards could impact the value of energy infrastructure and MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for energy infrastructure and MLP securities.

Interest Rate Risk.  The Fund is subject to the risk that the market value of fixed income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities are also affected by their maturity. Fixed income securities with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  The use of leverage involves special risks and is speculative. Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposure.

Liquidity Risk.  Certain equity and debt securities of MLPs and energy infrastructure companies, greenfield projects, pay-in-kind securities, PIPEs and private equity and debt investments may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be difficult for the Fund to sell an investment in a greenfield project or other private equity or debt investment that issues pay-in-kind securities. As a result, an investment in a greenfield project or other private equity or debt investment may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to shareholders. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Affiliate Risk.  The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate. Securities of MLP I-Shares may trade at a market price below that of the affiliated MLP and may be less liquid than securities of their affiliated MLP.

MLP Risk.  Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Pay-In-Kind Securities Risk.  Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities. Pay-in-kind securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

PIPEs Risk.  PIPEs generally involve the purchase of stock at a discount to the current market value per share for the purpose of raising capital. In a PIPE transaction, a public company typically issues unregistered securities to investors at a discount to the price of the issuer’s common stock and commits to registering the securities with the SEC so they can be resold to the public, typically within 90 – 120 days. PIPEs involve the risks that the issuer will not register the securities, that the registration will negatively impact the market value of the securities and that there will not be an active market for the securities.

Private Equity and Debt Risk.  Private equity and debt investments may be subject to greater risks than investments in publicly traded companies. Little public information exists about many private companies and the Fund will rely on the Advisor to obtain adequate information to evaluate the potential risks and returns associated with an investment in these companies. If the Advisor is not able to obtain all material information, the Fund could lose some or all of its investment. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as RIC or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Restricted Securities Risk.  The Fund may purchase illiquid securities and restricted securities, which are not readily marketable and are not registered under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. Restricted securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

RIC Qualification Risk.  To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Securities Lending Risk.  Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Past Performance

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart reflects the returns of the Fund’s Class I shares for the calendar year ended December 31, 2012. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Oppenheimer SteelPath MLP and Infrastructure Debt Fund For the calendar year ended December 31

Calendar Year ended December 31 Best quarter (ended 12/31/12): 2.25% Worst quarter (ended 3/31/12): (1.30)%
Average annual total returns (for periods ended December 31, 2012 (%))

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

Average Annual Total Returns SteelPath MLP and Infrastructure Debt Fund	Label	1 year	Since Inception	Inception Date
Class I Shares	Return before taxes	2.87%	2.86%	Dec 30, 2011
Class I Shares After Taxes on Distributions	Return after taxes on distributions	2.49%	2.49%
Class I Shares After Taxes on Distributions and Sales	Return after taxes on distributions and sale of fund shares	1.86%	2.22%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	16.00%
Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)	13.70%	13.70%
Barclays Investment Grade Natural Gas Pipelines Index (reflects no deduction for fees, expenses or taxes)	Barclays Investment Grade Natural Gas Pipelines Index (reflects no deduction for fees, expenses or taxes)	10.27%	10.27%

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2012
Registrant Name	dei_EntityRegistrantName	Oppenheimer SteelPath MLP Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001478168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 27, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar 28, 2013
Prospectus Date	rr_ProspectusDate	Mar 28, 2013
SteelPath MLP Select 40 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oppenheimer SteelPath MLP Select 40 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of Oppenheimer SteelPath MLP Select 40 Fund (the “Fund” or “Select 40 Fund”) is to provide investors long-term capital appreciation and attractive levels of current income through diversified exposure to the energy infrastructure Master Limited Partnership (“MLP”) asset class.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund invests in MLPs that primarily derive their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor manages the Fund to achieve investment returns that match or outperform the S&P 500® Index over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Advisor seeks to avoid riskier MLPs. The Advisor selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the MLPs, and considering other factors such as liquidity. The Advisor believes that its investment process and strategy provide a compelling balance of risk/reward for shareholders.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to represent a diversified exposure to MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of a minimum of forty MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of MLPs;

·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, the NASDAQ, and Amex, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009 and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.614.6614
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Oppenheimer SteelPath MLP Select 40 Fund For the calendar year ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year ended December 31 Best quarter (ended 12/31/11): 8.68% Worst quarter (ended 9/30/11): (4.47)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012 (%))
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP Select 40 Fund | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	4.14%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.28%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,068
3 Years	rr_ExpenseExampleYear03	2,058
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,043
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,480
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,068
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,058
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,043
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,480
Label	rr_AverageAnnualReturnLabel	(Return before taxes only)
1 year	rr_AverageAnnualReturnYear01	(3.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
SteelPath MLP Select 40 Fund | Class C Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	3.88%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.92%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	1,735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,879
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	571
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,735
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,879
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,646
Label	rr_AverageAnnualReturnLabel	(Return before taxes only)
1 year	rr_AverageAnnualReturnYear01	1.30%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 14, 2011
SteelPath MLP Select 40 Fund | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	4.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.08%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	505
3 Years	rr_ExpenseExampleYear03	1,520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,058
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	505
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,533
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,058
2011	rr_AnnualReturn2011	6.70%
2012	rr_AnnualReturn2012	3.10%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
SteelPath MLP Select 40 Fund | Class Y Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	4.18%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.08%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	5.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	503
3 Years	rr_ExpenseExampleYear03	1,518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	503
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,518
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,057
Label	rr_AverageAnnualReturnLabel	(Return before taxes only)
1 year	rr_AverageAnnualReturnYear01	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
SteelPath MLP Select 40 Fund | After Taxes on Distributions | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
SteelPath MLP Select 40 Fund | After Taxes on Distributions and Sales | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
SteelPath MLP Select 40 Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[3]
SteelPath MLP Select 40 Fund | S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	12.15%	[4]
SteelPath MLP Select 40 Fund | Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.70%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.98%	[3],[5]
SteelPath MLP Select 40 Fund | Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	12.86%	[4],[5]
SteelPath MLP Select 40 Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	15.82%	[3]
SteelPath MLP Select 40 Fund | Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%	[4]
SteelPath MLP Alpha Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oppenheimer SteelPath MLP Alpha Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of Oppenheimer SteelPath MLP Alpha Fund (the “Fund” or “Alpha Fund”) is to provide investors with a concentrated portfolio of energy infrastructure Master Limited Partnerships (“MLPs”) which the Advisor believes will provide substantial long-term capital appreciation through distribution growth and an attractive level of current income.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in a concentrated portfolio of approximately twenty MLPs that primarily derive their revenue from businesses involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”). The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above- mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies.

This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund will accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.0% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.0%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk. The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;

·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;

·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;

·	Changes in the regulatory environment could adversely affect the profitability of MLPs;

·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk. Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk. The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk.  The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.614.6614
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Oppenheimer SteelPath MLP Alpha Fund For the calendar year ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year ended December 31 Best quarter (ended 12/31/11): 8.26% Worst quarter (ended 9/30/11): (4.00)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012 (%))
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP Alpha Fund | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	5.55%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.13%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	7.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,233
3 Years	rr_ExpenseExampleYear03	2,521
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,618
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,233
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,521
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,755
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,618
Label	rr_AverageAnnualReturnLabel	(Return before taxes only)
1 year	rr_AverageAnnualReturnYear01	(1.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
SteelPath MLP Alpha Fund | Class C Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	5.29%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.92%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[7]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	7.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	838
3 Years	rr_ExpenseExampleYear03	2,243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,656
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,843
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	744
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,656
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,843
Label	rr_AverageAnnualReturnLabel	(Return before taxes only)
1 year	rr_AverageAnnualReturnYear01	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 25, 2011
SteelPath MLP Alpha Fund | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	5.60%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.89%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[7]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	6.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
3 Years	rr_ExpenseExampleYear03	2,006
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	679
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,006
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,283
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,271
2011	rr_AnnualReturn2011	6.19%
2012	rr_AnnualReturn2012	4.62%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
SteelPath MLP Alpha Fund | After Taxes on Distributions | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
SteelPath MLP Alpha Fund | After Taxes on Distributions and Sales | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
SteelPath MLP Alpha Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[3]
SteelPath MLP Alpha Fund | S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	15.07%	[8]
SteelPath MLP Alpha Fund | Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.70%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.98%	[3],[5]
SteelPath MLP Alpha Fund | Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%	[5],[8]
SteelPath MLP Alpha Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	15.82%	[3]
SteelPath MLP Alpha Fund | Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	12.37%	[8]
SteelPath MLP Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oppenheimer SteelPath MLP Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of Oppenheimer SteelPath MLP Income Fund (the “Fund” or “Income Fund”) is to generate a high level of inflation-protected current income, primarily through investments in the larger, more liquid energy Master Limited Partnerships (“MLPs”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Funds’ Share Classes” on page 45 of this Prospectus and in “Additional Information Regarding Sales Charges” on page 67 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended November 30, 2012, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs. The Fund principally invests in larger, more liquid energy MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream MLPs”), (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream MLPs”), (iii) that process, treat, and refine natural gas liquids and crude oil (“Downstream MLPs”), and (iv) engaged in owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy MLPs”). While the Fund principally invests in larger, more liquid MLPs, it may invest in MLPs of all market capitalization ranges. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), as well as cash and cash equivalents. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that produce the greatest potential for the Advisor to achieve a high level of inflation protected current income and modest capital appreciation over the long-term.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 90% of its net assets in the equity securities of MLPs. The MLP securities in which the Fund invests are common units representing limited partnership interests of energy infrastructure MLPs.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in MLPs and the energy infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk. The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 36.7% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 1.7%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.27%	NAV price change of MLP Mutual Fund	1.27%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

•	Slowdowns in new construction and acquisitions can limit growth potential;
•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cashflows;

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
•	Changes in the regulatory environment could adversely affect the profitability of MLPs;

•	Extreme weather and environmental hazards could impact the value of MLP securities;
•	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

•	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a Fund has purchased may reduce the Fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex, and NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction in the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart below shows how the total return of the Fund’s Class I shares have varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.614.6614
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Oppenheimer SteelPath MLP Income Fund For the calendar year ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year ended December 31 Best quarter (ended 12/31/11): 6.36% Worst quarter (ended 9/30/11): (6.17)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.17%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012 (%))
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP Income Fund | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	2.02%	[9]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[10]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	895
3 Years	rr_ExpenseExampleYear03	1,581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,147
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	895
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,581
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,288
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,147
Label	rr_AverageAnnualReturnLabel	(Return before taxes only)
1 year	rr_AverageAnnualReturnYear01	(4.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
SteelPath MLP Income Fund | Class C Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	1.78%	[9]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.15%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[10]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	489
3 Years	rr_ExpenseExampleYear03	1,237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,315
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	390
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,315
Label	rr_AverageAnnualReturnLabel	(Return before taxes only)
1 year	rr_AverageAnnualReturnYear01	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2011
SteelPath MLP Income Fund | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	2.10%	[9]
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[10]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	1,020
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,647
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	323
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,020
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,741
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,647
2011	rr_AnnualReturn2011	1.16%
2012	rr_AnnualReturn2012	1.19%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010
SteelPath MLP Income Fund | After Taxes on Distributions | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
SteelPath MLP Income Fund | After Taxes on Distributions and Sales | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
SteelPath MLP Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[3]
SteelPath MLP Income Fund | S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	18.23%	[11]
SteelPath MLP Income Fund | Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.70%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.98%	[3],[5]
SteelPath MLP Income Fund | Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	19.02%	[11],[5]
SteelPath MLP Income Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	15.82%	[3]
SteelPath MLP Income Fund | Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index 1 (reflects no deduction for fees, expenses or taxes)
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%	[11]
SteelPath MLP Alpha Plus Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oppenheimer SteelPath MLP Alpha Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oppenheimer SteelPath MLP Alpha Plus Fund (the “Fund” or “Alpha Plus Fund”) seeks to provide investors with capital appreciation and, as a secondary objective, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Fund’s Share Classes starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 30, 2011 (the date that the Fund commenced operations) through November 30, 2012, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Oppenheimer SteelPath Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of MLPs. The MLP securities that the Fund invests in are common units representing limited partnership interests of “Midstream MLPs,” which are MLPs that primarily derive their revenue from investments in energy infrastructure companies involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund may invest in Midstream MLPs of all market capitalization ranges. In addition, the Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, the retail shares of actively-managed and index exchange-traded funds (“ETFs”), U.S. government securities, short-term fixed-income securities, money market instruments, overnight and short-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less and exchange traded notes (“ETNs”) as investments or to provide asset coverage for its borrowings. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund intends to obtain leverage through borrowings in seeking investment returns that outperform the returns of the broader market and provide distributions to shareholders. The Fund’s borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets, although the Fund currently anticipates that its borrowings generally will average approximately 20% of the value of its total assets. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. There may be times when the Fund may opt not to seek leverage or engage in borrowings.

The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays or holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation. The Fund provides access to a product that issues a single Form 1099 to its shareholders thereby removing the obstacles of federal and state tax filings (because shareholders do not receive any Schedule K-1) and, for certain tax-exempt shareholders, unrelated business taxable income (“UBTI”) filings, while providing portfolio transparency, liquidity and daily net asset value (“NAV”).

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk. Through this process, the Advisor seeks to manage the Fund’s portfolio to include MLPs that provide the greatest potential for capital appreciation and current income but whose underlying business risks offer an attractive risk/reward balance for shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of MLPs.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk.  The use of leverage through borrowing may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the securities purchased and may exceed the Fund’s investment income.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Deferred Tax Risk.  The Fund is classified for federal tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund is be subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. An investment strategy whereby a fund elects to be taxed as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively recent strategy for open-end registered investment companies such as the Fund. This strategy involves complicated accounting, tax, NAV and share valuation aspects that would cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

As a “C” corporation, the Fund accrues deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital and for any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s NAV. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. The Fund will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. From time to time, the Fund may modify the estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. The Fund’s estimates regarding its deferred tax liability and/or asset balances will be made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV may vary dramatically from the Fund’s actual tax liability.

The following example illustrates two hypothetical trading days of the Fund and the tax effect upon the daily NAV compared to the individual securities. The examples assume a 37.2% deferred tax calculation (maximum corporate tax rate of 35% in effect for 2012 plus estimated state tax rate of 2.2%, net of federal benefit). They do not reflect the impact, if any, of any valuation allowances on deferred tax assets that management may deem appropriate.

NAV price change of MLP Mutual Fund	-1.26%	NAV price change of MLP Mutual Fund	1.26%
Price change of underlying MLPs in Fund	-2.00%	Price change of underlying MLPs in Fund	2.00%
Deferred Tax Calculation

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Equity Securities of MLPs Risk.  MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Fixed-Income Securities Risk.  Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The longer the duration of a fixed income security, the greater the credit and interest rate risk.

Industry Specific Risk.  The MLPs in which the Fund invests also are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact an MLP’s ability to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of MLPs;
·	Extreme weather and environmental hazards could impact the value of MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for MLPs.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. As a shareholder, a Fund must rely on the ETF or other investment company to achieve its investment objective. If the ETF or other investment company fails to achieve its investment objective, the value of a Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund. Additionally, despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments a fund has purchased may reduce the fund’s yield and can cause the price of a money market security to decrease.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  The use of leverage involves special risks and is speculative. Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposure.

Liquidity Risk.  Although common units of MLPs trade on the NYSE, Amex and the NASDAQ, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Risk.  Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as a “C” corporation or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Securities Lending Risk.  Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart reflects the returns of the Fund’s Class I shares for the calendar year ended December 31, 2012. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.614.6614
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Oppenheimer SteelPath MLP Alpha Plus Fund For the calendar year ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year ended December 31 Best quarter (ended 9/30/12): 6.75% Worst quarter (ended 6/30/12): 2.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.59%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012 (%))
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP Alpha Plus Fund | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	4.04%	[12]
Interest Expense Related to Borrowings	rr_Component2OtherExpensesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	6.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.06%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.42%)	[13]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	6.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,196
3 Years	rr_ExpenseExampleYear03	3,426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,845
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	1,196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,426
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,845
SteelPath MLP Alpha Plus Fund | Class C Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	4.16%	[12]
Interest Expense Related to Borrowings	rr_Component2OtherExpensesOverAssets	0.56%
Other Expenses	rr_OtherExpensesOverAssets	9.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	16.04%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.57%)	[13]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	7.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	832
3 Years	rr_ExpenseExampleYear03	3,531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,741
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,454
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	738
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,531
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,741
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,454
SteelPath MLP Alpha Plus Fund | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Deferred Income Tax Expense	rr_Component1OtherExpensesOverAssets	none	[12]
Interest Expense Related to Borrowings	rr_Component2OtherExpensesOverAssets	0.36%
Other Expenses	rr_OtherExpensesOverAssets	23.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	24.82%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(22.71%)	[13]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	4,359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,024
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,232
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,024
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	10,232
2012	rr_AnnualReturn2012	3.87%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
SteelPath MLP Alpha Plus Fund | After Taxes on Distributions | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
SteelPath MLP Alpha Plus Fund | After Taxes on Distributions and Sales | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
SteelPath MLP Alpha Plus Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.00%
SteelPath MLP Alpha Plus Fund | Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.70%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.70%	[5]
SteelPath MLP Alpha Plus Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
SteelPath MLP and Infrastructure Debt Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oppenheimer SteelPath MLP and Infrastructure Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oppenheimer SteelPath MLP and Infrastructure Debt Fund (the “Fund” or “Infrastructure Debt Fund”) seeks to provide investors with current income and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds. More information about these and other discounts is available from your financial professional and in “The Fund’s Share Classes” starting on page 67 of this Prospectus and in “Additional Information Regarding Sales Charges” starting on page 45 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from December 30, 2011 (the date that the Fund commenced operations) through November 30, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for front-end sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the funds in the Oppenheimer SteelPath Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of MLPs and energy infrastructure industry companies. The Fund will focus its investments in MLPs and energy infrastructure companies engaged in the: (i) gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“Midstream Companies”), (ii) the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids (“Upstream Companies”), (iii) processing, treating, and refining of natural gas liquids and crude oil (“Downstream Companies”), and (iv) owning, managing and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel (“Other Energy Companies”). The Fund may invest in MLPs and energy infrastructure companies of all market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

The Fund will invest principally in debt securities issued by MLPs and energy infrastructure companies. The Fund’s debt investments may include high yield debt securities, commonly referred to as “junk bonds,” that are rated BB or lower by Standard & Poor’s Ratings Services (“S&P”) and/or Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by another ratings agency, or, if unrated at the time of purchase, are deemed to be below investment grade by the Advisor. The Fund’s debt investments also may include exchange traded notes (“ETNs”). In addition, the Fund may invest in U.S. government securities and short-term debt securities, including money market instruments, overnight and short-term repurchase agreements and cash and/or other cash equivalents with maturities of one year or less.

The Fund may invest in the common units of MLPs, and the common stock, preferred stock, warrants and convertible securities of energy infrastructure companies. The Fund also may invest in securities issued by open- and closed-end investment companies, including money market funds, and the retail shares of actively managed and index exchange-traded funds (“ETFs”), make private equity and debt investments and invest in securities offered and sold pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933 (“1933 Act”), private investments in public equity (“PIPEs”), pay-in-kind securities and bonds that are in default. In addition, the Fund may invest in the secured debt and equity of private joint ventures with little or no operating history formed to build energy-related projects, called “greenfield projects.” The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities.

The Fund may invest up to 25% of its total assets in the debt and equity securities of MLPs and other entities, including certain energy infrastructure companies that are organized as limited liability companies (“LLCs”), which are treated in the same manner as MLPs for federal income tax purposes. The Fund also may invest in the debt and equity securities of MLP affiliates and companies owning MLP general partnership interests that are energy infrastructure companies. The Fund may invest in MLP I-Shares, which represent an indirect ownership interest in MLP common units.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their common interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the MLPs that the Advisor follows, approximately two-thirds trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NYSE Amex Equities (“Amex”) or NASDAQ Stock Market (“NASDAQ”). MLPs’ disclosures are regulated by the Securities and Exchange Commission (“SEC”) and MLPs must file Form 10-Ks, Form 10-Qs, and notices of material changes like any publicly traded corporation.

The Fund may obtain leverage through borrowings in seeking a high level of income and investment returns, although the Fund currently does not intend to do so. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This would allow the Fund to borrow for such purposes an amount equal to as much as 33 1/3% of the value of its total assets. The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three (3) business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

The Advisor relies on its disciplined investment process in determining investment selection and weightings. This process includes a comparison of quantitative and qualitative value factors that are developed through the Advisor’s proprietary analysis and valuation models. To determine whether an investment meets its criteria, the Advisor generally will perform a detailed fundamental analysis of the underlying businesses owned and operated by potential MLP and energy infrastructure portfolio companies. The Advisor seeks to invest in MLPs and energy infrastructure companies which have, among other characteristics, sound business fundamentals, a strong record of cash flow growth, distribution continuity, a solid business strategy, a respected management team and which are not overly exposed to changes in commodity prices. The Advisor will sell investments if it determines that any of the above-mentioned characteristics have changed materially from its initial analysis, or that quantitative or qualitative value factors indicate that an investment is no longer earning a return commensurate with its risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the debt securities of MLPs and energy infrastructure industry companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, sometimes dramatically, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The Fund is not a complete investment program.

Borrowing Risk.  The use of leverage through borrowing may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the MLPs or other investments purchased with the borrowings. Successful use of a borrowing strategy depends on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. Upon the expiration of the term of a credit arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at an increased cost to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage to less than the prescribed amount. Borrowings involve additional expense to the Fund.

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

Credit Risk.  An issuer or guarantor of a debt security may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. If the Fund invests significantly in lower-quality debt securities considered speculative in nature, this risk will be substantial.

Duration Risk.  The Fund does not have a policy regarding the maturity or duration of any or all of its securities. Holding long duration and long maturity debt investments will magnify certain risks, including interest rate risk and credit risk.

Equity Securities Risk (Including MLPs).  The equity securities of MLPs and energy infrastructure companies, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of the common stock of energy infrastructure companies and the common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios.

The Fund’s investments in equity securities may include the common units of MLPs and the common stock, preferred stock, warrants and securities convertible into common stocks of energy infrastructure companies and their affiliates and affiliates of MLPs. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. The market price of warrants is usually significantly less than the current price of the underlying stock. Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

ETNs Risk.  ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange ( e.g. , the NYSE) during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Greenfield Projects Risk.  Greenfield projects are private joint ventures with limited or no operating history formed to construct energy-related projects. The Fund’s investments in greenfield projects may distribute income or be structured as pay-in-kind securities ( see  “Pay-in-Kind Securities Risks”). An investment in a greenfield project entails substantial risk, including the risk that the project may not materialize due to, among other factors, financing constraints, the absence of a natural energy source, an inability to obtain the necessary governmental permits to build the project, and the failure of the technology necessary to generate the energy. The Fund’s investment could lose its value in the event of a failure of a greenfield project. Greenfield projects also may be illiquid.

High Yield Securities Risk.  Investing in high yield, non-investment grade bonds, including bonds in default, generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, high yield bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy.

Industry Specific Risk.  The MLPs and energy infrastructure companies in which Fund invests are subject to risks specific to the industry they serve, including the following:

·	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed;
·	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP;

·	Slowdowns in new construction and acquisitions can limit growth potential;
·	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect MLP revenues and cash flows;

·	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure company or MLP to make distributions;
·	Changes in the regulatory environment could adversely affect the profitability of energy infrastructure companies and MLPs;

·	Extreme weather and environmental hazards could impact the value of energy infrastructure and MLP securities;
·	Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

·	Threats of attack by terrorists on energy assets could impact the market for energy infrastructure and MLP securities.

Interest Rate Risk.  The Fund is subject to the risk that the market value of fixed income securities it holds will decline due to rising interest rates. When interest rates rise, the prices of most fixed income securities go down. The prices of fixed income securities are also affected by their maturity. Fixed income securities with longer maturities generally have greater sensitivity to changes in interest rates.

Investment Companies and ETFs Risk.  Investments in the securities of ETFs and other investment companies, including money market funds, may involve duplication of advisory fees and certain other expenses. By investing in an ETF or another investment company, a Fund becomes a shareholder of that ETF or other investment company. As a result, Fund shareholders indirectly bear a Fund’s proportionate share of the fees and expenses paid by the ETF or other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.

Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Leverage Risk.  The use of leverage involves special risks and is speculative. Leverage exists when the Fund obtains the right to a return on an investment that exceeds the amount the Fund has invested and can result in losses that greatly exceed the amount originally invested. Leverage creates the potential for greater gains to shareholders and the risk of magnified losses to shareholders, depending on market conditions and the Fund’s particular exposure.

Liquidity Risk.  Certain equity and debt securities of MLPs and energy infrastructure companies, greenfield projects, pay-in-kind securities, PIPEs and private equity and debt investments may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. Additionally, it may be difficult for the Fund to sell an investment in a greenfield project or other private equity or debt investment that issues pay-in-kind securities. As a result, an investment in a greenfield project or other private equity or debt investment may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to shareholders. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Market Risk.  The securities markets may move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

MLP Affiliate Risk.  The performance of securities issued by MLP affiliates, including MLP I-Shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its results of operations, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate. Securities of MLP I-Shares may trade at a market price below that of the affiliated MLP and may be less liquid than securities of their affiliated MLP.

MLP Risk.  Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

MLP Tax Risk.  MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income.

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Pay-In-Kind Securities Risk.  Pay-in-kind securities are securities that pay interest through the issuance of additional debt or equity securities. Pay-in-kind securities also carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold. If the issuer defaults, the Fund may obtain no return at all on its investment. The market price of pay-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

PIPEs Risk.  PIPEs generally involve the purchase of stock at a discount to the current market value per share for the purpose of raising capital. In a PIPE transaction, a public company typically issues unregistered securities to investors at a discount to the price of the issuer’s common stock and commits to registering the securities with the SEC so they can be resold to the public, typically within 90 – 120 days. PIPEs involve the risks that the issuer will not register the securities, that the registration will negatively impact the market value of the securities and that there will not be an active market for the securities.

Private Equity and Debt Risk.  Private equity and debt investments may be subject to greater risks than investments in publicly traded companies. Little public information exists about many private companies and the Fund will rely on the Advisor to obtain adequate information to evaluate the potential risks and returns associated with an investment in these companies. If the Advisor is not able to obtain all material information, the Fund could lose some or all of its investment. Additionally, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles, and are not required to maintain effective internal controls over financial reporting. As a result, the Advisor may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which the Fund invests. Private debt investments also are subject to interest rate risk, credit risk and duration risk.

Regulatory Risk.  The Fund is subject to the risk that changes in the laws, regulations and/or related interpretations relating to the Fund’s tax treatment as RIC or investments in MLPs or other instruments could increase the Fund’s expenses or otherwise impact a Fund’s ability to implement its investment strategy.

Reliance on the Advisor Risk.  The Fund’s ability to achieve its investment objective is dependent on the Advisor’s ability to identify profitable investment opportunities for the Fund. The Advisor was established in 2009, and neither the Advisor nor the members of its investment committee responsible for managing the Fund’s portfolio had managed a mutual fund prior to that time.

Repurchase Agreement Risk.  The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund also may incur expenses in the connection with the exercise of its rights under a repurchase agreement and may be subject to various delays and risks of loss.

Restricted Securities Risk.  The Fund may purchase illiquid securities and restricted securities, which are not readily marketable and are not registered under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. Restricted securities may be less liquid than other investments because, at times, such securities cannot be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at reasonable prices. A restricted security that was liquid at the time of purchase may subsequently become illiquid.

RIC Qualification Risk.  To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code (“Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. The Fund’s MLP investments may make it more difficult for the Fund to meet these requirements. The asset diversification requirements include a requirement that, at the end of each quarter of each taxable year, not more than 25% of the value of our total assets is invested in the securities (including debt securities) of one or more qualified publicly traded partnerships. The Fund anticipates that the MLPs in which it invests will be qualified publicly traded partnerships. If the Fund’s MLP investments exceed this 25% limitation, which could occur if the Fund’s investment in an MLP affiliate were re-characterized as an investment in an MLP, then the Fund would not satisfy the diversification requirements and could fail to qualify as a RIC. If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions.

Securities Lending Risk.  Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, the Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

U.S. Government Securities Risk.  Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk.  The Fund is a non-diversified investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. An investment in the Fund may present greater risk to an investor than an investment in a diversified portfolio because changes in the financial condition or market assessment of a single issuer, or the effects of a single economic, political or regulatory event, may cause greater fluctuations in the value of the Fund’s shares.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide an indication of the risks of investing in the Fund. The bar chart reflects the returns of the Fund’s Class I shares for the calendar year ended December 31, 2012. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows the average annual total returns of each class of the Fund that has been in operation for at least one full calendar year, and also compares the Fund’s performance with the average annual total returns of a broad-based market index. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call 888.614.6614.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.614.6614
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Oppenheimer SteelPath MLP and Infrastructure Debt Fund For the calendar year ended December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year ended December 31 Best quarter (ended 12/31/12): 2.25% Worst quarter (ended 3/31/12): (1.30)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012 (%))
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.

SteelPath MLP and Infrastructure Debt Fund | Class A Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.80%	[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	12.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.85%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.70%)	[15]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	3,162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,967
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	3,162
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,220
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,967
SteelPath MLP and Infrastructure Debt Fund | Class C Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.80%	[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	62.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	64.18%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(62.28%)	[15]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	295
3 Years	rr_ExpenseExampleYear03	6,754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,847
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,063
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	6,754
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,847
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	8,063
SteelPath MLP and Infrastructure Debt Fund | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds) (Imposed on Class C shares redeemed within one year of purchase.)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee (Accounts With Less than $10,000)	rr_MaximumAccountFee	24
Management Fees	rr_ManagementFeesOverAssets	0.80%	[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	66.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	66.82%
Fee Limitation and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(65.92%)	[14],[15]
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	6,773
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,864
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	6,773
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,701
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,864
2012	rr_AnnualReturn2012	2.87%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 year	rr_AverageAnnualReturnYear01	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2011
SteelPath MLP and Infrastructure Debt Fund | After Taxes on Distributions | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
SteelPath MLP and Infrastructure Debt Fund | After Taxes on Distributions and Sales | Class I Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
SteelPath MLP and Infrastructure Debt Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.00%
SteelPath MLP and Infrastructure Debt Fund | Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.70%
Since Inception	rr_AverageAnnualReturnSinceInception	13.70%
SteelPath MLP and Infrastructure Debt Fund | Barclays Investment Grade Natural Gas Pipelines Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Investment Grade Natural Gas Pipelines Index (reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	10.27%
Since Inception	rr_AverageAnnualReturnSinceInception	10.27%

[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $64,332,049 and accrued $37,246,636 in net deferred tax expense primarily related to unrealized appreciation on investments.
[2]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares, and 0.85% for Class Y shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's deferred income tax expense is excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.
[3]	From 3/31/10
[4]	From 6/30/11
[5]	The Fund has changed its broad-based benchmark index from the Lipper Equity Income Funds Index to the S&P 500 Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Lipper Equity Income Funds Index after March 2014.
[6]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $67,004,892 and accrued $39,089,486 in net deferred tax expense primarily related to unrealized appreciation on investments.
[7]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.50% for Class A shares, 2.25% for Class C shares, and 1.25% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's deferred income tax expense is excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.
[8]	From 8/31/11
[9]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $14,554,604 and accrued $8,257,173 in net deferred tax expense primarily related to unrealized appreciation on investment.
[10]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.35% for Class A shares, 2.10% for Class C shares, and 1.10% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.
[11]	From 5/31/11
[12]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund' s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2012, the Fund had net operating gains of $83,737 and accrued $49,602 in net deferred tax expense primarily related to unrealized appreciation on investments. However, for Class I there was a deferred tax benefit resulting from the timing differences of the class start dates. For Class I shares, if the deferred tax benefit was included, the Fund's Total Annual Operating Expenses would be 21.94% and Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement would be (0.77%).
[13]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement ("Net Expenses") will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. Because the Fund's interest expenses related to borrowings are excluded from the expense cap, the Fund's Net Expenses for each class of shares is increased by the amount of this expense. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.
[14]	Restated to reflect current rates.
[15]	The Advisor has agreed to limit fees and/or reimburse expenses of the Fund until at least March 28, 2014, to the extent that Total Annual Fund Operating Expenses (exclusive of interest, taxes, such as deferred tax expenses, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. The Fund's Total Annual Operating Expenses After Fee Limitation and/or Expense Reimbursement will be higher than these amounts to the extent that the Fund incurs expenses excluded from the expense cap. The Advisor can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Advisor, provided that such repayment does not cause the expenses of any class of the Fund to exceed the foregoing limits. The fee limitation and/or expense reimbursement may be terminated or amended prior to March 28, 2014 with the approval of the Trust's Board of Trustees.